Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 2,850	$ 723
Accounts receivable	323	88
Deferred offering costs		878
Prepaid expenses and other current assets	306	208
Forward purchase agreement asset	155
Restricted cash	142	138
Total current assets	3,776	2,035
Property and equipment, net	37	102
Right-of-use asset - operating lease	418	966
Security deposits	66	66
Patents, net	176	186
SEPA put rights asset	188
Total assets	4,661	3,355
Current liabilities:
Accounts payable	3,936	7,916
Accrued expenses	7,496	5,381
Excise taxes payable	4,401
Operating lease liability, current	456	567
Finance lease liability, current		130
Income taxes payable	366
Convertible notes	2,725
Embedded derivative liability	80
Total current liabilities	19,607	15,736
Operating lease liability, noncurrent		455
Total liabilities	19,607	16,191
Commitments and Contingencies (Note 10)
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value		75,599
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 1,000,000 shares authorized; zero shares issued and outstanding
Common stock, $0.0001 par value; 110,000,000 and 81,795,590 shares authorized; 51,815,765 and 19,381,330 shares issued, 50,832,432 and 19,171,165 shares outstanding at December 31, 2024 and 2023, respectively	5	2
Treasury stock, 983,333 and 210,166 shares at cost as of December 31, 2024 and 2023, respectively		(33)
Additional paid-in capital	100,603	19,918
Accumulated deficit	(116,103)	(108,871)
Total Abpro Holdings, Inc.’s stockholders’ deficit	(15,495)	(88,984)
Non-controlling interest	549	549
Total stockholders’ deficit	(14,946)	(88,435)
Total liabilities, convertible preferred stock and stockholders’ deficit	4,661	3,355
Related Party
Current liabilities:
Notes payable, current – related parties	147	1,742
Series F Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value		9,991
Series E Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value		29,841
Series D Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value		17,622
Series C Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value		14,949
Series B Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value		1,401
Series A Redeemable, Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value		$ 1,795